Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Carrying value at the beginning	$ 339	$ 563
Goodwill reclassified (to)/from assets held for sale, net of reduction (Refer note no 2.9)	138	(247)
Translation differences	(22)	18
Carrying value at the end	512	339
Brilliant Basics Holdings Limited
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition		$ 5
Wongdoody Holding Company Inc.
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition	25
Fluido Oy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill on acquisition	$ 32